Foreclosed Assets - Schedule of Foreclosed Assets (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Real Estate Investments, Net [Abstract]
Balance, beginning of year	$ 1,626,500	$ 1,825,501
Proceeds from sales	(435,526)	(95,056)
Net gain (loss) on sale	(264,774)	8,655
Write-downs	(125,900)	(112,600)
Balance, end of year	$ 800,300	$ 1,626,500